Amounts Receivable and Prepaid Expenses - Schedule of Amounts Receivable and Prepaid Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amounts Receivable and Prepaid Expenses [Abstract]
HST	$ 2,709	$ 1,312
Prepaid expenses and other receivables	1,773	1,616
Total	$ 4,482	$ 2,928